Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Currency Exchange Rates [Abstract]
Year-end spot rate	$1 = RMB 7.0999	$1 = RMB 6.8972
Average rate	$1 = RMB 7.0809	$1 = RMB 6.7290